Leases - Summary of Lease, Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Fixed lease expense	$ 61	$ 61	$ 244	$ 244	$ 244
Total lease cost	61	61	244	244	244
Other information:
Cash paid for amounts included in the measurement of lease liabilities	$ 64	$ 64	$ 257	$ 257	$ 257